Share-based Payment - Summary of Number and Weighted Average Share Prices of RSUs (Details) - RSUs - $ / shares	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average share price, Beginning balance	$ 59.75	$ 92.08	$ 92.08	$ 155.05
Weighted average share price, Granted	3.31		16.19	58.50
Weighted average share price, Forfeited	19.25		51.65
Weighted average share price, Released through the issuance of common shares	5.60	155.05	50.53	155.05
Weighted average share price, Withheld as payment of withholding taxes	5.60	155.05	(10.61)	155.05
Weighted average share price, Ending balance	$ 60.04	$ 148.49	$ 59.75	$ 92.08
Shares outstanding, Beginning balance	25,038	95,845	95,845	59,999
Shares outstanding, Granted	436,449	11,751	111,915	62,514
Shares outstanding, Forfeited	(15,606)	(2,858)	(10,538)
Shares outstanding, Released through the issuance of common shares	(269,599)	(51,095)	(108,079)	(16,414)
Shares outstanding, Withheld as payment of withholding taxes	(173,493)	(27,133)	(64,105)	(10,254)
Shares outstanding, Ending balance	2,789	26,510	25,038	95,845